SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche New York Tax-Free Income Fund

Class S

In the financial highlights table on page 38 of the fund’s prospectus, the total return for Class S for the period ended August 31, 2016 is 7.19%.

Please Retain This Supplement for Future Reference

April 7, 2017
PROSTKR-800